INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Net loss before provision for income taxes	$ (29,770)	$ (12,657)	$ (8,608)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(7,443)	(3,164)	(2,152)
Entertainment expenses exceeded the tax limit	315	180	207
Goodwill impairment	5,153
Tax effect of tax losses not recognized	2,791
Tax effect of deductible temporary difference not recognized	1,425
Non-taxable income			(256)
Changes in valuation allowance	(471)	3,213	1,006
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(675)	(819)	(1,501)
Effect of income tax rate difference in other jurisdictions	1,398	856	1,961
Income tax (benefits)/expenses	$ 2,493	$ 266	$ (735)
Effective tax rates	(8.40%)	(2.10%)	8.50%